SCHEDULE OF CONVERTIBLE DEBENTURES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Convertible Debentures Issued on April 3, 2020 [Member]
IfrsStatementLineItems [Line Items]
Loan	$ 1,293,519	$ 1,293,519
Equity Component	(242,004)	(242,004)
Accretion	338,988	128,240
Debt Component	1,390,503	1,179,755
Convertible Debentures Issued on May 3, 2020 [Member]
IfrsStatementLineItems [Line Items]
Loan	806,893	979,256
Equity Component	(151,842)	(183,317)
Accretion	218,159	84,708
Debt Component	873,210	880,647
Convertible Debentures Issued on June 3, 2020 [Member]
IfrsStatementLineItems [Line Items]
Loan	496,995	582,356
Equity Component	(93,278)	(109,017)
Accretion	117,481	42,855
Debt Component	521,198	516,194
Convertible Debentures Issued on August 2, 2020 [Member]
IfrsStatementLineItems [Line Items]
Loan	290,365	374,753
Equity Component	(54,978)	(70,154)
Accretion	62,683	19,690
Debt Component	298,070	324,289
Convertible Debentures Issued on September 19, 2020 [Member]
IfrsStatementLineItems [Line Items]
Loan	122,965	122,965
Equity Component	(23,019)	(23,019)
Accretion	22,905	5,336
Debt Component	122,851	105,282
Convertible Debentures [Member]
IfrsStatementLineItems [Line Items]
Loan	3,010,737	3,352,849
Equity Component	(565,121)	(627,511)
Accretion	760,216	280,829
Debt Component	3,341,246	3,089,033
Effect of foreign exchange rate changes	$ 135,414	$ 82,866